Inventories - Inventories (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Current raw materials and current production supplies	€ 1,143	€ 992
Current work in progress	646	537
Current finished goods	1,660	1,464
Current inventories	€ 3,450	€ 2,993